                                JPMORGAN TRUST I
                                522 FIFTH AVENUE
                               NEW YORK, NY 10036



May 4, 2005

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Re:  JPMorgan Trust I (the "Trust")
     (File Nos. 333-103022/ 811-21295)


Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statement of Additional Information for the Trust does not differ from that contained in Post-Effective Amendment No. 8 (Amendment No. 9 under the 1940
Act) to the Trust's Registration Statement on Form N-1A. This Amendment was filed electronically on April 29, 2005.

     Please call the undersigned at (212) 837-1881 with any questions you may have.


Very truly yours,

/s/ Stephen M. Benham
---------------------------------------
Stephen M. Benham
Secretary